RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
RECENT ACCOUNTING STANDARDS

Recently Adopted Accounting Standards	Effective for periods beginning on or after

Amendments to IAS 1 Disclosure of Accounting Policies	January 1, 2023
Amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 8 Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes	January 1, 2023

The Company’s adoption of the standards above had no material impact on the consolidated financial statements in the year of initial application.

Recent Accounting Standards Not Yet Adopted	Effective for periods beginning on or after

IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information	January 1, 2024
IFRS S2 Climate-related Disclosures	January 1, 2024
Amendments to IFRS 16 Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 1 Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 7 and IFRS 7 Supplier Finance Arrangements	January 1, 2024
Amendments to IAS 21 Lack of Exchangeability	January 1, 2025